Cover	May 04, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2023
Entity Registrant Name	DIVERSEY HOLDINGS, LTD.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40293
Entity Address, Address Line One	1300 Altura Road, Suite 125
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29708
City Area Code	803
Local Phone Number	746-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	DSEY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001831617
Amendment Flag	false